UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08797
811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Small Cap
Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of
BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 – 05/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Small Cap Growth Fund II OF BLACKROCK SERIES, INC. ANNUAL REPORT | MAY 31, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer,

and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the posi-

tive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the “Fed”) initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions,

which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed’s response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–

quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(4.47%)	(6.70%)

Small cap U.S. equities (Russell 2000 Index)	(1.87)	(10.53)

International equities (MSCI Europe, Australasia, Far East Index)	(5.21)	(2.53)

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.49	6.89

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	1.44	3.87

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	1.81	(1.08)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-
sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary BlackRock Small Cap Growth Fund II

Portfolio Management Commentary

How did the Fund perform?
•For the 12-month period ended May 31, 2008, the Fund generated positive relative returns, through its investment in BlackRock Master
Small Cap Growth Portfolio, amid a challenging investment backdrop, outpacing the benchmark Russell 2000 Growth Index.

What factors influenced performance?
•Broadly speaking, favorable stock selection was the main driver of the
Fund’s outperformance versus the benchmark. Relative returns were strongest in the energy, materials and industrials sectors.

•Within the energy sector, equipment and services names had the great-
est positive impact on comparative results. On an individual basis, our positions in IHS, Inc. and Atwood Oceanics, Inc. were the top individual contributors in the sector, as shares of both companies were up close to
50% for the annual period. Coal company Massey Energy Co. further aided performance, as shares soared more than 120% on increased demand for coal.

•Fertilizer company Agrium Inc. was the Portfolio’s top-performing holding in the materials sector. The stock climbed more than 125% for the 12 months, as the company continued to post strong financial results as a result of increased fertilizer demand.

•Within industrials, hazardous waste disposal company Clean Harbors,
Inc. enhanced Fund results, as the firm benefited from strong market positioning and pricing power. Equipment and mining company Bucyrus
International, Inc. also positively impacted the portfolio, as shares rose nearly 100% on strong demand for its machinery.

•Conversely, stock selection within the consumer staples sector detracted from comparative performance. In particular, shares of cosmetics com-
pany Bare Escentuals, Inc. lost nearly 10% during the annual period, despite reporting good financial results. Elsewhere, Fund holding i2
Technologies, Inc. hurt results, as shares of the software company fell
35% on increased worries of slowing corporate software spending.

Describe recent portfolio activity.
•During the 12 months, we significantly reduced the Portfolio’s allocation to the consumer discretionary sector, moving from a slight overweight versus the benchmark a year ago to a period-end underweight of more than 300 basis points (3.0%) . We also slightly reduced the Portfolio’s overweight in energy.

•We modestly increased the Portfolio’s overweight in the information technology sector.

Describe Portfolio positioning at period-end.
•As of May 31, 2008, the Portfolio maintained its largest overweight position in information technology. The Portfolio’s most significant underweights at period-end were in the consumer discretionary and financials sectors. We continue to look for good growth prospects at reasonable valuations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	December 1, 2007	May 31, 2008	During the Period[1]	December 1, 2007	May 31, 2008	During the Period[1]

Institutional	$1,000	$987.10	$ 6.32	$1,000	$1,018.53	$6.42
Investor A	$1,000	$986.20	$ 7.56	$1,000	$1,017.29	$7.67
Investor B	$1,000	$981.30	$12.76	$1,000	$1,012.09	$12.96
Investor C	$1,000	$981.30	$12.22	$1,000	$1,012.57	$12.41
Class R	$1,000	$984.00	$ 9.87	$1,000	$1,014.95	$10.02

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.28% for Institutional, 1.53% for Investor A, 2.59% for Investor B, 2.48% for
Investor C and 2.00% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the
Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK SMALL CAP GROWTH FUND II MAY 31, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
2 The Fund invests all of its assets in BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that the Manager believes are undervalued or have good prospects for earnings growth.
3 This unmanaged Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 is a registered trademark of the Frank Russell Company.
4 Commencement of operations.

Performance Summary for the Period Ended May 31, 2008

				Average Annual Total Returns[1]

		1 Year		5 Years		Since Inception[2]

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	(1.29%)	2.88%	—	14.62%	—	8.49%	—
Investor A	(1.38)	2.57	(2.82%)	14.33	13.10%	8.21	7.54%
Investor B	(1.87)	1.61	(2.30)	13.38	13.14	7.42	7.42
Investor C	(1.87)	1.63	0.77	13.38	13.38	7.34	7.34
Class R	(1.60)	2.12	—	14.12	—	8.04	—
Russell 2000 Growth Index	(2.55)	(5.72)	—	12.16	—	3.35	—

[1] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[2] The Fund commenced operations on 10/29/99.
Past performance is not indicative of future results.

BLACKROCK SMALL CAP GROWTH FUND II MAY 31, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on December 1, 2007 and held through May 31, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distri-
bution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Statement of Assets and Liabilities	BlackRock Small Cap Growth Fund II

May 31, 2008

Assets

Investment at value — BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) (cost — $492,764,034)	$ 553,669,567
Capital shares sold receivable	552,350
Portfolio receivable	398,704
Other assets	32,701

Total assets	554,653,322

Liabilities

Capital shares redeemed payable	951,054
Other affiliates payable	251,087
Distribution fees payable	161,985
Administration fees payable	89,053
Officer’s and Directors’ fees payable	172
Other accrued expenses payable	55,505

Total liabilities	1,508,856

Net Assets

Net assets	$ 553,144,466

Net Assets Consist of

Institutional Shares, $0.0001 par value	$ 1,111
Investor A Shares, $0.0001 par value	1,673
Investor B Shares, $0.0001 par value	222
Investor C Shares, $0.0001 par value	744
Class R Shares, $0.0001 par value	277
Paid-in capital in excess of par	492,854,116
Net accumulated realized loss allocated from the Portfolio	(619,210)
Net unrealized appreciation/depreciation allocated from the Portfolio	60,905,533

Net assets	$ 553,144,466

Net Asset Value

Institutional — Based on net assets of $157,804,943 and 11,111,825 shares outstanding	$ 14.20

Investor A — Based on net assets of $232,600,128 and 16,732,013 shares outstanding	$ 13.90

Investor B — Based on net assets of $29,045,061 and 2,224,507 shares outstanding	$ 13.06

Investor C — Based on net assets of $96,449,071 and 7,440,187 shares outstanding	$ 12.96

Class R — Based on net assets of $37,245,263 and 2,766,944 shares outstanding	$ 13.46

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

7

Statement of Operations	BlackRock Small Cap Growth Fund II

Year Ended May 31, 2008

Investment Loss

Net investment income allocated from the Portfolio (net of $2,250 foreign tax expense):
Dividends	$ 2,544,214
Interest from affiliates	582,532
Securities lending	443,076
Expenses	(4,123,093)

Total loss	(553,271)

Expenses

Administration	1,072,095
Service — Investor A	525,100
Service and distribution — Investor B	427,871
Service and distribution— Investor C	970,346
Service and distribution — Class R	143,004
Transfer agent — Institutional	371,615
Transfer agent — Investor A	518,455
Transfer agent — Investor B	207,243
Transfer agent — Investor C	412,639
Transfer agent — Class R	126,454
Printing	110,093
Registration	64,484
Professional	62,969
Officer and Directors	371
Miscellaneous	15,182

Total expenses	5,027,921

Net investment loss	(5,581,192)

Realized and Unrealized Gain (Loss) Allocated From the Portfolio

Net realized gain from investments	30,599,653
Net change in unrealized appreciation/depreciation on investments	(12,304,369)

Total realized and unrealized gain	18,295,284

Net Increase in Net Assets Resulting from Operations	$ 12,714,092

See Notes to Financial Statements.

8 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Statements of Changes in Net Assets	BlackRock Small Cap Growth Fund II

	Year Ended May 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment loss	$ (5,581,192)	$ (6,610,899)
Net realized gain	30,599,653	90,303,106
Net change in unrealized appreciation/depreciation	(12,304,369)	(26,039,471)

Net increase in net assets resulting from operations	12,714,092	57,652,736

Distributions to Shareholders From

Net realized gain:
Institutional	(24,799,659)	(12,500,481)
Investor A	(31,351,738)	(13,721,588)
Investor B	(7,629,805)	(5,836,461)
Investor C	(15,093,297)	(7,391,661)
Class R	(3,909,293)	(1,321,136)
Tax return of capital:
Institutional	(165,528)	—
Investor A	(232,733)	—
Investor B	(43,175)	—
Investor C	(110,892)	—
Class R	(32,423)	—

Decrease in net assets resulting from distributions to shareholders	(83,368,543)	(40,771,327)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	85,217,124	40,153,088

Redemption Fee

Redemption fee	5,519	4,171

Net Assets

Total increase in net assets	14,568,192	57,038,668
Beginning of year	538,576,274	481,537,606

End of year	$ 553,144,466	$ 538,576,274

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

9

Financial Highlights							BlackRock Small Cap Growth Fund II

		Institutional						Investor A

		Year Ended May 31,					Year Ended May 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 16.26	$ 15.74	$ 12.50	$ 11.23	$ 9.21	$ 15.96	$ 15.51	$ 12.34	$ 11.12	$ 9.14

Net investment loss[1]	(0.09)	(0.14)	(0.14)	(0.11)	(0.11)	(0.12)	(0.18)	(0.17)	(0.14)	(0.13)
Net realized and unrealized gain	0.48[2]	1.95[2]	3.38[2]	1.38[2]	2.13	0.46[2]	1.92[2]	3.34[2]	1.36[2]	2.11

Net increase from investment operations	0.39	1.81	3.24	1.27	2.02	0.34	1.74	3.17	1.22	1.98

Distributions from:
Net realized gain	(2.43)	(1.29)	—	—	—	(2.38)	(1.29)	—	—	—
Tax return of capital	(0.02)	—	—	—	—	(0.02)	—	—	—	—

Total distributions	(2.45)	(1.29)	—	—	—	(2.40)	(1.29)	—	—	—

Net asset value, end of year	$ 14.20	$ 16.26	$ 15.74	$ 12.50	$ 11.23	$ 13.90	$ 15.96	$ 15.51	$ 12.34	$ 11.12

Total Investment Return[3]

Based on net asset value	2.88%	12.50%	25.92%	11.31%	21.93%	2.57%	12.23%	25.69%	10.97%	21.66%

Ratios to Average Net Assets[4]

Total expenses	1.25%	1.28%	1.22%	1.25%	1.23%	1.51%	1.54%	1.47%	1.50%	1.49%

Net investment loss	(0.59%)	(0.93%)	(0.93%)	(0.95%)	(0.99%)	(0.83%)	(1.18%)	(1.18%)	(1.20%)	(1.24%)

Supplemental Data

Net assets, end of year (000)	$157,805	$162,580	$167,907	$125,301	$ 96,893	$232,600	$194,561	$154,179	$114,558	$ 97,389

Portfolio turnover of the Portfolio	70%	115%	101%	129%	149%	70%	115%	101%	129%	149%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of any sales charges.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.

See Notes to Financial Statements.

10 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Financial Highlights (continued)							BlackRock Small Cap Growth Fund II

			Investor B					Investor C
		Year Ended May 31,					Year Ended May 31,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 15.01	$ 14.78	$ 11.85	$ 10.77	$ 8.92	$ 14.99	$ 14.76	$ 11.84	$ 10.75	$ 8.91

Net investment loss[1]	(0.26)	(0.28)	(0.27)	(0.23)	(0.21)	(0.24)	(0.28)	(0.28)	(0.23)	(0.21)
Net realized and unrealized gain	0.45[2]	1.80[2]	3.20[2]	1.31[2]	2.06	0.43[2]	1.80[2]	3.20[2]	1.32[2]	2.05

Net increase from investment operations	0.19	1.52	2.93	1.08	1.85	0.19	1.52	2.92	1.09	1.84

Distributions from:
Net realized gain	(2.12)	(1.29)	—	—	—	(2.20)	(1.29)	—	—	—
Tax return of capital	(0.02)	—	—	—	—	(0.02)	—	—	—	—

Total distributions	(2.14)	(1.29)	—	—	—	(2.22)	(1.29)	—	—	—

Net asset value, end of year	$ 13.06	$ 15.01	$ 14.78	$ 11.85	$ 10.77	$ 12.96	$ 14.99	$ 14.76	$ 11.84	$ 10.75

Total Investment Return[3]

Based on net asset value	1.61%	11.29%	24.73%	10.03%	20.74%	1.63%	11.31%	24.66%	10.14%	20.65%

Ratios to Average Net Assets[4]

Total expenses	2.49%	2.35%	2.25%	2.28%	2.26%	2.43%	2.36%	2.27%	2.30%	2.27%

Net investment loss	(1.89%)	(1.99%)	(1.96%)	(1.98%)	(2.01%)	(1.77%)	(2.01%)	(1.98%)	(1.99%)	(2.02%)

Supplemental Data

Net assets, end of year (000)	$ 29,045	$ 60,086	$ 72,350	$ 62,827	$ 68,754	$ 96,449	$ 99,938	$ 75,678	$ 43,839	$ 36,478

Portfolio turnover of the Portfolio	70%	115%	101%	129%	149%	70%	115%	101%	129%	149%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

11

Financial Highlights (concluded)			BlackRock Small Cap Growth Fund II

			Class R
		Year Ended May 31,
	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 15.54	$ 15.18	$ 12.11	$ 10.94	$ 8.96

Net investment loss[1]	(0.17)	(0.22)	(0.21)	(0.17)	(0.16)
Net realized and unrealized gain	0.44[2]	1.87[2]	3.28[2]	1.34[2]	2.14

Net increase from investment operations	0.27	1.65	3.07	1.17	1.98

Distributions from:
Net realized gain	(2.33)	(1.29)	—	—	—
Total return of capital	(0.02)	—	—	—	—

Total distributions	(2.35)	(1.29)	—	—	—

Net asset value, end of year	$ 13.46	$ 15.54	$ 15.18	$ 12.11	$ 10.94

Total Investment Return

Based on net asset value	2.12%	11.88%	25.35%	10.69%	22.10%

Ratios to Average Net Assets[3]

Total expenses	1.95%	1.86%	1.72%	1.76%	1.74%

Net investment loss	(1.26%)	(1.50%)	(1.43%)	(1.44%)	(1.50%)

Supplemental Data

Net assets, end of year (000)	$ 37,245	$ 21,412	$ 11,423	$ 2,457	$ 354

Portfolio turnover of the Portfolio	70%	115%	101%	129%	149%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.

See Notes to Financial Statements.

12 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Notes to Financial Statements BlackRock Small Cap Growth Fund II

1. Significant Accounting Policies:

BlackRock Small Cap Growth Fund II (the “Fund”) of BlackRock Series,
Inc. (the “Corporation”) is registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its invest-
ment objective by investing all of its assets in BlackRock Master Small
Cap Growth Portfolio (the “Portfolio”) of BlackRock Master LLC (the
“Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the
Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The
Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at May 31, 2008 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical vot-
ing, dividend, liquidation and other rights and the same terms and con-
ditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclu-
sive voting rights with respect to matters relating to its shareholder serv-
icing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1 of the Portfolio’s Notes to Financial Statements, which are includ-
ed elsewhere in this report.

Investment Transactions and Net Investment Income: Investment trans-
actions in the Portfolio are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Effective November 30, 2007, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and rec-
ognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial state-
ments. The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended May 31, 2005 through May 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by

BLACKROCK SMALL CAP GROWTH FUND II MAY 31, 2008 13

Notes to Financial Statements (continued) BlackRock Small Cap Growth Fund II requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Corporation, on behalf of the Fund has entered into an Admini-
stration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related port-
folio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.20% of the Fund’s average daily net assets. Merrill
Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services
Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Corporation, on behalf of the Fund has also entered into separate
Distribution Agreements and Distribution Plans with FAM Distributors,
Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”)
(collectively, the “Distributor”). FAMD is a wholly owned subsidiary of
Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accor-
dance with Rule 12b-1 under the 1940 Act, the Fund pays the
Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribu-
tion-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the year ended May 31, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled
$57,315. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the year.

For the year ended May 31, 2008, affiliates received contingent deferred sales charges of $13,903 and $16,462 relating to transactions in
Investor B and Investor C Shares, respectively.

Furthermore, affiliates received contingent deferred sales charges of
$247, relating to transactions subject to front-end sales charge waivers on Investor A Shares.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, record keeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended May 31,
2008, the Fund paid $1,424,813 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the
Administrator, is the Fund’s transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti–money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for pro-
viding certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instruc-
tions from shareholders with respect to the subscription and redemp-
tion of Fund shares. For the year ended May 31, 2008, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$1,134
Investor A	$1,544
Investor B	$ 423
Investor C	$1,110
Class R	$ 343

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

14 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Notes to Financial Statements (continued) BlackRock Small Cap Growth Fund II

3. Capital Share Transactions: There are 100,000,000 shares authorized for each class. Transactions in capital shares for each class were as follows:

	Year Ended		Year Ended
	May 31, 2008		May 31, 2007

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	2,111,452	$ 30,348,284	3,259,102	$ 49,487,906
Shares issued to shareholders in reinvestment of distributions	1,661,011	23,665,501	806,674	11,932,076

Total issued	3,772,463	54,013,785	4,065,776	61,419,982
Shares redeemed	(2,656,417)	(38,134,584)	(4,735,348)	(72,034,403)

Net increase (decrease)	1,116,046	$ 15,879,201	(669,572)	$(10,614,421)

Investor A Shares

Shares sold and automatic conversion of shares	5,135,579	$ 73,660,147	3,831,461	$ 57,065,180
Shares issued to shareholders in reinvestment of distributions	2,219,213	31,029,679	923,836	13,463,838

Total issued	7,354,792	104,689,826	4,755,297	70,529,018
Shares redeemed	(2,815,945)	(39,881,982)	(2,504,543)	(37,550,517)

Net increase	4,538,847	$ 64,807,844	2,250,754	$ 32,978,501

Investor B Shares

Shares sold	794,904	$ 10,794,113	1,064,811	$ 14,966,520
Shares issued to shareholders in reinvestment of distributions	540,676	7,094,229	386,611	5,324,597

Total issued	1,335,580	17,888,342	1,451,422	20,291,117
Shares redeemed and automatic conversion of shares	(3,113,203)	(42,495,222)	(2,344,395)	(33,010,144)

Net decrease	(1,777,623)	$ (24,606,880)	(892,973)	$(12,719,027)

Investor C Shares

Shares sold	1,764,182	$ 23,555,626	2,493,530	$ 35,064,127
Shares issued to shareholders in reinvestment of distributions	1,098,647	14,374,231	501,470	6,909,042

Total issued	2,862,829	37,929,857	2,995,000	41,973,169
Shares redeemed	(2,089,120)	(27,643,349)	(1,455,462)	(20,522,034)

Net increase	773,709	$ 10,286,508	1,539,538	$ 21,451,135

Class R Shares

Shares sold	1,998,096	$ 27,208,987	1,097,305	$ 15,985,485
Shares issued to shareholders in reinvestment of distributions	290,045	3,939,967	92,652	1,319,616

Total issued	2,288,141	31,148,954	1,189,957	17,305,101
Shares redeemed	(899,419)	(12,298,503)	(564,507)	(8,248,201)

Net increase	1,388,722	$ 18,850,451	625,450	$ 9,056,900

There is a 2% redemption fee on shares redeemed (or exchanged) that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

15

Notes to Financial Statements (concluded) BlackRock Small Cap Growth Fund II

4. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjust-
ed to reflect permanent differences between financial and tax reporting.
Accordingly, during the current year, $5,581,192 has been reclassified between net accumulated realized loss allocated from the Fund and net accumulated investment loss as a result of permanent differences attribut-
able to net operating losses. These reclassifications have no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended
May 31, 2008 and May 31, 2007 were as follows:

	5/31/2008	5/31/2007

Distributions paid from:
Ordinary income	$ 27,863,905	—
Net long-term capital gains	54,919,887	$ 40,771,327
Tax return of capital	584,751	—

Total distributions	$ 83,368,543	$ 40,771,327

As of May 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Net unrealized gains	$ 60,286,323*

Total accumulated earnings	$ 60,286,323

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales.

Report of Independent Registered Public Accounting Firm BlackRock Small Cap Growth Fund II

To the Shareholders and Board of Directors
of BlackRock Series, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Growth Fund II, one of the portfolios constitut-
ing BlackRock Series, Inc. (“BlackRock”), as of May 31, 2008, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of BlackRock’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. BlackRock is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of BlackRock’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by man-
agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. as of
May 31, 2008, the results of the operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey July 28, 2008

16 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Important Tax Information BlackRock Small Cap Growth Fund II

The following information is provided with respect to the ordinary income distributions paid by BlackRock Small Cap Growth Fund II of BlackRock
Series, Inc. during the fiscal year ended May 31, 2008:

	Record Date	August 20, 2007	December 5, 2007
	Payable Date	August 22, 2007	December 7, 2007

Qualified Dividend Income for Individuals		4.85%*	7.77%*
Dividends Qualifying for the Dividends Received Deduction for Corporations		4.73%*	7.60%*
Short-Term Capital Gains Dividends for Non-U.S. Residents		100.00%**	100.00%**

* The fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $1.209211 per share to shareholders of record on August 20, 2007 and $0.350851 per share to shareholders of record on December 5, 2007.

Portfolio Summary BlackRock Master Small Cap Growth Portfolio As of May 31, 2008

Ten Largest Holdings	Percent of
(Equity Investments)	Net Assets

SkillSoft Plc	4%
SYKES Enterprises, Inc.	3
Forrester Research, Inc.	2
Wright Medical Group, Inc.	2
Zoll Medical Corp.	2
IHS, Inc. Class A	2
ExlService Holdings, Inc.	2
Orient Express Hotels Ltd. Class A	2
CKX, Inc.	2
Pediatrix Medical Group, Inc.	2

Five Largest Industries	Percent of
(Equity Investments)	Net Assets

IT Services	10%
Health Care Equipment & Supplies	9
Internet Software & Services	8
Software	7
Commercial Services & Supplies	7

Percent of
Long-Term
Sector Representation	Investments

Information Technology	32%
Health Care	19
Industrials	16
Consumer Discretionary	12
Energy	10
Financials	5
Materials	3
Consumer Staples	3

For Portfolio compliance purposes, the Portfolio's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Portfolio manage-
ment. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease. These industry classifica-
tions are unaudited.

BLACKROCK SMALL CAP GROWTH FUND II MAY 31, 2008 17

Schedule of Investments May 31, 2008 BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.8%
Argon ST, Inc. (a)	328,200	$ 7,922,748
BE Aerospace, Inc. (a)	259,800	9,080,010
Ladish Co., Inc. (a)	117,900	3,832,929

		20,835,687

Biotechnology — 1.3%
Martek Biosciences Corp. (a)(b)	194,700	7,351,872

Building Products — 0.6%
Quanex Building Products Corp.	190,100	3,345,760

Capital Markets — 2.9%
Affiliated Managers Group, Inc. (a)	53,500	5,483,750
Riskmetrics Group, Inc. (a)	40,300	835,419
Waddell & Reed Financial, Inc. Class A (b)	278,600	9,851,296

		16,170,465

Chemicals — 2.6%
Agrium Inc.	66,500	5,813,430
Airgas, Inc.	119,700	7,082,649
Intrepid Potash, Inc. (a)	30,200	1,484,632

		14,380,711

Commercial Banks — 1.7%
Signature Bank (a)	129,900	3,707,346
UMB Financial Corp.	105,300	5,493,501

		9,200,847

Commercial Services & Supplies — 7.1%
The Advisory Board Co. (a)(b)	149,600	6,907,032
Clean Harbors, Inc. (a)	137,800	9,787,934
Diamond Management & Technology Consultants, Inc.	877,641	4,651,497
Healthcare Services Group, Inc.	92,470	1,631,171
IHS, Inc. Class A (a)(b)	203,800	12,138,328
Watson Wyatt Worldwide, Inc. (b)	68,000	3,982,760

		39,098,722

Communications Equipment — 2.6%
EMS Technologies, Inc. (a)	258,100	7,066,778
Foundry Networks, Inc. (a)(b)	261,400	3,555,040
Neutral Tandem, Inc. (a)	138,100	2,672,235
Occam Networks, Inc. (a)(b)	295,600	1,262,212

		14,556,265

Diversified Consumer Services — 0.8%
DeVry, Inc. (b)	81,176	4,631,091

Diversified Financial Services — 0.2%
MSCI, Inc. (a)	36,300	1,290,465

Energy Equipment & Services — 5.2%
Atwood Oceanics, Inc. (a)(b)	100,300	10,221,573
Dawson Geophysical Co. (a)	66,400	4,534,456
ION Geophysical Corp. (a)	263,900	4,325,321
Oceaneering International, Inc. (a)	63,300	4,517,088
Superior Energy Services, Inc. (a)	93,600	5,025,384

		28,623,822

Food Products — 1.1%
Green Mountain Coffee Roasters, Inc. (a)(b)	141,400	6,102,824

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 8.7%
Align Technology, Inc. (a)	53,236	$701,118
ArthroCare Corp. (a)(b)	164,100	7,238,451
Hologic, Inc. (a)(b)	177,400	4,262,922
Home Diagnostics, Inc. (a)	140,800	1,117,952
SonoSite, Inc. (a)	259,500	7,971,840
Wright Medical Group, Inc. (a)	453,500	13,464,415
Zoll Medical Corp. (a)	362,200	13,129,750

		47,886,448

Health Care Providers & Services — 4.3%
Magellan Health Services, Inc. (a)	190,900	7,683,725
MedCath Corp. (a)	248,300	5,388,110
Pediatrix Medical Group, Inc. (a)(b)	199,300	10,728,319

		23,800,154

Hotels, Restaurants & Leisure — 4.2%
Ameristar Casinos, Inc. (b)	222,600	3,966,732
Orient Express Hotels Ltd. Class A	238,500	11,219,040
Scientific Games Corp. Class A (a)	255,100	8,247,383

		23,433,155

Household Durables — 0.1%
iRobot Corp. (a)	54,881	769,432

IT Services — 9.9%
ExlService Holdings, Inc. (a)(b)	567,505	11,316,050
Forrester Research, Inc. (a)	454,800	13,739,508
Gartner, Inc. Class A (a)	160,700	3,501,653
SYKES Enterprises, Inc. (a)	802,300	16,615,633
Wright Express Corp. (a)	304,600	9,741,108

		54,913,952

Internet Software & Services — 7.9%
ComScore, Inc. (a)	275,300	6,744,850
Greenfield Online, Inc. (a)	359,728	4,582,935
Move, Inc. (a)	790,800	2,380,308
SkillSoft Plc (a)(c)	2,035,000	19,780,200
SonicWALL, Inc. (a)	1,297,800	10,382,400

		43,870,693

Leisure Equipment & Products — 0.3%
Smith & Wesson Holding Corp. (a)(b)	256,828	1,481,897

Life Sciences Tools & Services — 1.5%
Bruker BioSciences Corp. (a)	375,600	4,371,984
Qiagen NV (a)	193,623	3,855,034

		8,227,018

Machinery — 3.8%
Bucyrus International, Inc. (b)	142,200	10,064,916
Kaydon Corp. (b)	106,600	6,514,326
RBC Bearings, Inc. (a)	121,600	4,581,888

		21,161,130

Media — 4.3%
CKX, Inc. (a)	1,016,779	10,747,354
Dolan Media Co. (a)	372,321	6,925,170
Outdoor Channel Holdings, Inc. (a)	326,446	2,582,188
World Wrestling Entertainment, Inc.	205,000	3,413,250

		23,667,962

See Notes to Financial Statements.

18 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Schedule of Investments (concluded) BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels — 4.6%
Comstock Resources, Inc. (a)	184,400	$ 10,575,340
Delta Petroleum Corp. (a)(b)	243,100	5,355,493
Massey Energy Co.	142,700	9,221,274

		25,152,107

Personal Products — 1.7%
Bare Escentuals, Inc. (a)(b)	278,600	5,588,716
Chattem, Inc. (a)(b)	58,500	3,639,285

		9,228,001

Pharmaceuticals — 3.0%
Alpharma, Inc. Class A (a)	205,700	5,181,583
Medicis Pharmaceutical Corp. Class A	371,700	8,839,026
Santarus, Inc. (a)(b)	1,016,600	2,470,338

		16,490,947

Real Estate Management & Development — 0.1%
FX Real Estate and Entertainment, Inc. (a)(b)	203,355	795,119

Semiconductors & Semiconductor
Equipment — 3.7%
Micro International Ltd. (a)(c)	173,500	1,554,560
Microsemi Corp. (a)(b)	280,300	7,680,220
Semtech Corp. (a)	160,300	2,808,456
Standard Microsystems Corp. (a)	266,400	8,684,640

		20,727,876

Software — 7.4%
ACI Worldwide, Inc. (a)	61,100	1,063,751
Aladdin Knowledge Systems Ltd. (a)	290,100	4,830,165
Blackboard, Inc. (a)	182,863	6,926,850
CommVault Systems, Inc. (a)	191,600	3,354,916
DemandTec, Inc. (a)(b)	389,800	3,422,444
i2 Technologies, Inc. (a)(b)	537,700	6,452,400
Jack Henry & Associates, Inc.	276,087	6,570,871
TiVo, Inc. (a)(b)	1,001,900	8,425,979

		41,047,376

Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp. (a)	43,700	5,974,664
The Warnaco Group, Inc. (a)	95,806	4,616,891

		10,591,555

Total Common Stocks (Cost — $477,927,820) — 97.3%		538,833,353

	Beneficial
	Interest
Short-Term Securities	(000)	Value

Mutual Fund — 23.8%
Merrill Lynch Premier Institutional Fund
2.84% (d)(e)(f)	131,772	$131,772,300

	Par
	(000)

Time Deposit — 2.9%
Wells Fargo, 1.46%, 6/02/2008	$ 15,895	15,894,680

Total Short-Term Securities
(Cost — $147,666,980) — 26.7%		147,666,980

Total Investments (Cost — $625,594,800*) — 123.9%		686,500,333
Liabilities in Excess of Other Assets — (23.9%)		(132,830,766)

Net Assets — 100.0%		$553,669,567

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 626,214,010

Gross unrealized appreciation	$ 100,597,939
Gross unrealized depreciation	(40,311,616)

Net unrealized appreciation	$ 60,286,323

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Depositary receipts.
(d) Represents the current yield as of report date.
(e) Security was purchased with cash proceeds from securities loans.
(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Dividend
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Money Market Series	—	$434,726
Merrill Lynch Premier Institutional Fund	$131,772	$ 8,350

•For Portfolio compliance purposes,the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
These industry classifications are unaudited.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

19

Statement of Assets and Liabilities	BlackRock Master Small Cap Growth Portfolio

May 31, 2008

Assets

Investments at value — unaffiliated (including securities loaned of $125,852,944) (cost — $493,822,500)	$ 554,728,033
Investments, at value — affiliated (cost — $131,772,300)	131,772,300
Investments sold receivable	639,244
Securities lending receivable	145,756
Interest receivable	1,772
Prepaid expenses	4,930

Total assets	687,292,035

Liabilities

Collateral at value — securities loaned	131,772,300
Investments purchased payable	1,026,866
Withdrawals payable	398,704
Investment advisory fees payable	311,891
Officer’s and Directors’ fees payable	3,561
Other liabilities	4,130
Other affiliates payable	3,736
Other accrued expenses	101,280

Total liabilities	133,622,468

Net Assets

Net assets	553,669,567

Net Assets Consist of

Investor’s capital	$ 492,764,034
Net unrealized appreciation/depreciation	60,905,533

Net Assets	$ 553,669,567

See Notes to Financial Statements.

20 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Statement of Operations	BlackRock Master Small Cap Growth Portfolio

Year Ended May 31, 2008

Investment Income

Dividends (net of $2,250 foreign withholding tax)	$ 2,544,214
Interest	582,532
Securities lending	443,076

Total income	3,569,822

Expenses

Investment advisory	3,756,562
Accounting services	201,770
Custodian	68,189
Professional	41,551
Officer and Directors	34,148
Printing	2,533
Miscellaneous	18,340

Total expenses	4,123,093

Net investment loss	(553,271)

Realized and Unrealized Gain (Loss)

Net realized gain from investments	30,599,653
Net change in unrealized appreciation/depreciation on investments	(12,304,369)

Total realized and unrealized gain	18,295,284

Net Increase in Net Assets Resulting from Operations	$ 17,742,013

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

21

Statements of Changes in Net Assets		BlackRock Master Small Cap Growth Portfolio
				Year Ended May 31,

Increase (Decrease) in Net Assets:				2008	2007

Operations

Net investment loss			$ (553,271)		$ (2,054,142)
Net realized gain				30,599,653	90,303,106
Net change in unrealized appreciation/depreciation				(12,304,369)	(26,039,471)

Net increase in net assets resulting from operations				17,742,013	62,209,493

Capital Share Transactions

Proceeds from contributions				165,567,157	172,023,212
Fair value of withdrawals				(168,731,616)	(177,075,127)

Net decrease in net assets derived from capital share transactions				(3,164,459)	(5,051,915)

Net Assets

Total increase in net assets				14,577,554	57,157,578
Beginning of year				539,092,013	481,934,435

End of year			$ 553,669,567		$ 539,092,013

Financial Highlights		BlackRock Master Small Cap Growth Portfolio
		Year Ended May 31,

	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	3.35%	13.00%	26.39%	11.76%	22.37%

Ratios to Average Net Assets

Total expenses	0.77%	0.78%	0.77%	0.79%	0.80%

Net investment loss	(0.10%)	(0.42%)	(0.49%)	(0.48%)	(0.55%)

Supplemental Data

Net assets, end of year (000)	$ 553,670	$ 539,092	$ 481,934	$ 349,223	$ 300,014

Portfolio turnover	70%	115%	101%	129%	149%

See Notes to Financial Statements.

22 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Notes to Financial Statements BlackRock Master Small Cap Growth Portfolio

1. Significant Accounting Policies:

BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of
BlackRock Master LLC (the “Master LLC”), is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value deter-
minations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institu-
tions that provide cash or securities issued or guaranteed by the U.S.
government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administra-
tive and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the mar-
ket value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: The Master LLC is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

Effective November 30, 2007, the Portfolio implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncertain-
ties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolio and has determined that the adop-

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

23

Notes to Financial Statements (continued) BlackRock Master Small Cap Growth Portfolio tion of FIN 48 does not have a material impact on the Portfolio’s finan-
cial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio’s U.S. federal tax returns remains open for the years ended May 31, 2005 through May 31, 2007. The statutes of limitations on the Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value meas-
urements. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolio’s financial statement disclosures, if any, is cur-
rently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to the
Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropri-
ate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an
Investment Advisory Agreement with BlackRock Advisors, LLC (the
“Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch &
Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc.
are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio’s invest-
ments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee at an annual rate of 0.70% of the average daily value of the Portfolio’s net assets.

For the year ended May 31, 2008, the Portfolio reimbursed the Advisor
$9,799 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Capital Management, Inc., an affiliate of the Advisor, with respect to the Portfolio, under which the Advisor pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

The Master LLC has received an exemptive order from the Securities and
Exchange Commission (“SEC”) permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, or its affiliates. As of May 31,
2008, the Master LLC loaned securities with a value of $29,315,281.
Pursuant to that order, the Portfolio has retained BlackRock Investment
Management, LLC (“BIM”) as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company man-
aged by the Advisor or in registered money market funds advised by the
Advisor or its affiliates. For the year ended May 31, 2008, BIM received
$114,580 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended May 31, 2008 were $372,229,028 and $369,592,005, respectively.

24 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Notes to Financial Statements (concluded) BlackRock Master Small Cap Growth Portfolio

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allow-
able under the Portfolio’s current prospectus and statement of additional information, subject to various other legal, regulatory or contractual lim-
its. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pays a commit-
ment fee of 0.06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in mis-
cellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the year ended May 31, 2008.

Report of Independent Registered Public Accounting Firm BlackRock Master Small Cap Growth Portfolio

To the Investor and Board of Directors of
BlackRock Master LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Master Small Cap
Growth Portfolio, one of the portfolios constituting BlackRock Master LLC
(formerly BlackRock Master Trust) (the “Master LLC”), as of May 31,
2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.
An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of May 31,
2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Master Small Cap Growth Portfolio of BlackRock Master
LLC as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey July 28, 2008

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

25

Officers and Directors

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Portfolio	a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]

David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		1999	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Ronald W. Forbes	Co-Chairman	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	of the Board	2007	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	and Director
1940

Dr. Matina Horner	Director	Since	Formerly Executive Vice President of Teachers Insurance and Annuity	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Association and College Retirement Equities Fund from 1989 to 2003.	81 Portfolios	and gas utility)
New York, NY 10022
1939

Rodney D. Johnson	Co-Chairman	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox	35 Funds	None
40 East 52nd Street	of the Board	2007	Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	and Director		Investment Committee of the Archdiocese of Philadelphia since 2003;
1941			Director, the Committee of Seventy (civic) since 2006.

Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1940	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University since
2006; Director, InnoCentive, Inc. (strategic solutions company) since
2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph P. Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED Multimedia		company)
1947			(PBS and Multimedia, a not-for-profit company) since 2002; Director,
Jones and Brown (Canadian insurance broker) since 1998; General
Partner, Thorn Partner, LP (private investment) since 1998.

Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

26 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Officers and Directors (continued)

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Portfolio	a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish	Chairman of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Director		Department since 2001; Trustee, The Holy Family Foundation since
2001; Committee Member/Professional Ethics Committee of the
Pennsylvania Institute of Certified Public Accountants since 2007;
President and Trustee, Pittsburgh Catholic Publishing Associates
since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics) since
1945	Committee		1992; Director, Indotronix International (IT services) since 2004;
Director, Tippman Sports (recreation) since 2005.

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L .P.(“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s/Portfolio’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977;
Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors[3]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

3 Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund/Portfolio based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

27

Officers and Directors (concluded)

Position(s)
Held with
Name, Address	Fund/	Length of
and Year of Birth	Portfolio	Time Served	Principal Occupation(s) During Past 5 Years

Fund/Portfolio Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L.P. ("MLIM") and Fund Asset Management, L .P.("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
New York, NY 10022			and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
New York, NY 10022	Officer of		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959	the Fund		Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund/Portfolio serve at the pleasure of the Board of Directors.

Further information about the Fund’s/Portfolio’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
Brown Brothers	PNC Global Investment		State Street Bank and	Accounting Firm	Sidley Austin LLP
Harriman & Co.	Servicing (U.S.) Inc.		Trust Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02109	Wilmington, DE 19809		Princeton, NJ 08540	Princeton, NJ 08540

28 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

29

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30 BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP GROWTH FUND II

MAY 31, 2008

31

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Small Cap Growth Fund II
Of BlackRock Series, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#SCGII-5/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the
“board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
David O. Beim (not reappointed to audit committee, effective November 1, 2007)
James T. Flynn (term ended, effective November 1, 2007)
W. Carl Kester (term ended, effective November 1, 2007)
Karen P. Robards (term ended, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)

The registrant's board of directors has determined that David O. Beim, W. Carl Kester and Karen P.
Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business since
1991.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof.
Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms.
Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms.
Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section
11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Small	$6,800	$6,600	$0	$0	$6,100	$6,100	$1,049	$1,042
Cap Growth Fund II

BlackRock Master
Small Cap Growth	$30,300	$32,500	$0	$0	$0	$0	$0	$0
Portfolio

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-
approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable (g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal	Previous Fiscal
Entity Name	Year End	Year End

BlackRock Small Cap	$294,649	$2,986,459
Growth Fund II

BlackRock Master Small	$287,500	$2,979,317
Cap Growth Portfolio

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-
approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: July 18, 2008